Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) - USD ($) $ in Thousands		Oct. 31, 2025	Oct. 31, 2024
Schedule of Financial Assets at FVTPL [Line Items]
Financial assets at FVTPL gross		$ 229,519	$ 36,799
Current		7,987	12,123
Non-current	[1]	221,532	24,676
Financial assets at FVTPL net		229,519	36,799
Unlisted Equity Securities [Member]
Schedule of Financial Assets at FVTPL [Line Items]
Financial assets at FVTPL gross		1,188	1,191
Listed Equity Securities [Member]
Schedule of Financial Assets at FVTPL [Line Items]
Financial assets at FVTPL gross		216,266	23,485
Movie Income Right Investments [Member]
Schedule of Financial Assets at FVTPL [Line Items]
Financial assets at FVTPL gross	[2]	$ 12,065	$ 12,123

[1]	The Company classified certain equity securities as non-current when these equity securities are held for long-term purposes and would realize their performance potential in the long run.
[2]	The Group entered into movie income right agreements with certain production houses. In accordance with the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreement. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns will be added to the carrying amounts of financial assets.